iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 35,512 $ 26,646,784
General Electric Co. ....................... 257,260 63,262,807
Howmet Aerospace, Inc. .................... 108,288 18,397,048
L3Harris Technologies, Inc. .................. 60,258 14,723,440
Northrop Grumman Corp. ................... 46,630 22,604,825
RTX Corp. ............................. 457,995 62,507,158
208,142,062
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 133,660 12,827,350
Expeditors International of Washington, Inc. ....... 251,096 28,306,052
41,133,402
a
Automobiles  —  2 .0%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 788,259 11,453,403
Tesla, Inc.
(a)
............................. 741,588 256,930,579
268,383,982
a
Banks  —  3 .2%
Bank of America Corp. ..................... 1,878,499 82,898,161
Citigroup, Inc. ........................... 545,117 41,058,212
Huntington Bancshares, Inc. ................. 837,543 13,090,797
JPMorgan Chase & Co. .................... 687,105 181,395,720
PNC Financial Services Group, Inc. (The) ........ 213,402 37,091,402
Truist Financial Corp. ...................... 328,224 12,964,848
U.S. Bancorp ........................... 463,316 20,195,945
Wells Fargo & Co. ........................ 432,744 32,360,596
421,055,681
a
Beverages  —  1 .2%
Coca-Cola Co. (The) ...................... 1,271,521 91,676,664
Keurig Dr Pepper, Inc. ..................... 395,618 13,320,458
Molson Coors Beverage Co. , Class B ........... 327,597 17,555,923
PepsiCo, Inc. ........................... 259,092 34,057,644
156,610,689
a
Biotechnology  —  1 .9%
AbbVie, Inc. ............................ 478,550 89,062,940
Alnylam Pharmaceuticals, Inc.
(a)
............... 45,764 13,937,884
Amgen, Inc. ............................ 132,587 38,208,922
Gilead Sciences, Inc. ...................... 562,097 61,875,638
Regeneron Pharmaceuticals, Inc. .............. 23,889 11,712,299
Vertex Pharmaceuticals, Inc.
(a)
................ 92,430 40,858,681
255,656,364
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 2,419,358 495,992,584
MercadoLibre, Inc.
(a)
....................... 12,691 32,530,713
528,523,297
a
Building Products  —  0 .8%
Carrier Global Corp. ....................... 293,140 20,871,568
Johnson Controls International PLC ............ 248,904 25,231,399
Lennox International, Inc. ................... 23,184 13,086,209
Trane Technologies PLC .................... 123,120 52,974,842
112,164,018
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 25,721 13,098,162
Bank of New York Mellon Corp. (The) ........... 486,181 43,080,498
BlackRock, Inc.
(c)
......................... 17,905 17,544,930
Cboe Global Markets, Inc. ................... 97,310 22,295,667
Charles Schwab Corp. (The) ................. 362,993 32,066,802
Coinbase Global, Inc. , Class A
(a)
............... 52,055 12,837,804
Security Shares Value
a
Capital Markets (continued)
FactSet Research Systems, Inc. ............... 28,379 $ 13,004,961
Goldman Sachs Group, Inc. (The) ............. 96,619 58,014,879
Intercontinental Exchange, Inc. ............... 235,228 42,293,994
KKR & Co., Inc. .......................... 117,501 14,271,671
Moody's Corp. ........................... 76,625 36,727,895
Morgan Stanley .......................... 464,663 59,490,804
Nasdaq, Inc. ............................ 338,231 28,255,818
Raymond James Financial, Inc. ............... 149,926 22,036,124
Robinhood Markets, Inc. , Class A
(a)
............. 205,534 13,596,074
S&P Global, Inc. ......................... 135,929 69,712,547
State Street Corp. ........................ 137,194 13,209,038
511,537,668
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 183,737 48,804,222
Linde PLC ............................. 102,582 47,965,291
PPG Industries, Inc. ....................... 205,529 22,772,613
Sherwin-Williams Co. (The) .................. 37,170 13,336,968
132,879,094
a
Commercial Services & Supplies  —  0 .3%
Copart, Inc.
(a)
........................... 217,360 11,189,693
Veralto Corp. ............................ 326,677 33,004,177
44,193,870
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 309,959 26,854,848
Cisco Systems, Inc. ....................... 1,089,056 68,654,090
F5, Inc.
(a)
.............................. 46,575 13,291,573
Motorola Solutions, Inc. .................... 65,294 27,121,822
135,922,333
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 28,268 13,338,538
a
Construction Materials  —  0 .5%
CRH PLC .............................. 499,676 45,550,464
Martin Marietta Materials, Inc. ................ 28,047 15,357,135
60,907,599
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 225,561 66,326,212
Capital One Financial Corp. .................. 157,067 29,709,223
Synchrony Financial ....................... 223,212 12,868,172
108,903,607
a
Consumer Staples Distribution & Retail  —  1 .5%
Costco Wholesale Corp. .................... 123,905 128,883,503
Dollar General Corp. ...................... 130,516 12,692,681
Dollar Tree, Inc.
(a)
......................... 147,197 13,286,001
Kroger Co. (The) ......................... 192,241 13,116,603
Sysco Corp. ............................ 180,998 13,212,854
Target Corp. ............................ 183,949 17,293,046
198,484,688
a
Containers & Packaging  —  0 .3%
Ball Corp. .............................. 248,694 13,325,025
Crown Holdings, Inc. ...................... 134,715 13,269,427
International Paper Co. ..................... 268,152 12,820,347
39,414,799
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 104,358 13,203,374
LKQ Corp. ............................. 568,387 23,002,622
36,205,996
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 1,373,089 $ 38,171,874
Verizon Communications, Inc. ................ 1,179,229 51,838,907
90,010,781
a
Electric Utilities  —  1 .0%
Constellation Energy Corp. .................. 72,142 22,086,273
Edison International ....................... 228,812 12,733,388
Eversource Energy ....................... 204,214 13,235,109
Exelon Corp. ............................ 692,742 30,355,955
NextEra Energy, Inc. ...................... 730,303 51,588,604
129,999,329
a
Electrical Equipment  —  0 .5%
Eaton Corp. PLC ......................... 61,110 19,567,422
GE Vernova, Inc. ......................... 79,231 37,474,678
Hubbell, Inc. ............................ 34,813 13,562,449
70,604,549
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 127,560 20,032,023
Trimble, Inc.
(a)
........................... 185,990 13,255,507
33,287,530
a
Energy Equipment & Services  —  0 .1%
Baker Hughes Co. , Class A .................. 467,360 17,315,688
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 101,615 14,610,205
Netflix, Inc.
(a)
............................ 106,041 128,015,876
Take-Two Interactive Software, Inc.
(a)
............ 56,174 12,711,053
Walt Disney Co. (The) ..................... 385,649 43,593,763
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,445,270 14,409,342
213,340,239
a
Financial Services  —  3 .7%
Berkshire Hathaway, Inc. , Class B
(a) (b)
........... 225,130 113,456,515
Fidelity National Information Services, Inc. ........ 166,322 13,240,894
Fiserv, Inc.
(a)
............................ 114,496 18,638,804
Mastercard, Inc. , Class A .................... 264,664 154,987,238
PayPal Holdings, Inc.
(a)
..................... 183,746 12,913,669
Visa, Inc. , Class A ........................ 483,179 176,452,139
489,689,259
a
Food Products  —  1 .4%
Archer-Daniels-Midland Co. .................. 272,427 13,150,051
Bunge Global SA ......................... 224,677 17,558,508
Conagra Brands, Inc. ...................... 582,190 13,326,329
General Mills, Inc. ........................ 870,659 47,241,957
Kellanova .............................. 466,563 38,552,101
Kraft Heinz Co. (The) ...................... 815,794 21,806,174
McCormick & Co., Inc. , NVS ................. 194,991 14,181,695
Mondelez International, Inc. , Class A ............ 202,572 13,671,584
The Campbell's Company ................... 373,999 12,730,926
192,219,325
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 427,762 13,513,002
JB Hunt Transport Services, Inc. .............. 92,012 12,775,866
Uber Technologies, Inc.
(a)
................... 479,784 40,378,622
Union Pacific Corp. ....................... 213,690 47,366,525
114,034,015
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 108,790 14,532,168
Dexcom, Inc.
(a)
.......................... 153,645 13,182,741
Edwards Lifesciences Corp.
(a)
................ 436,956 34,178,698
IDEXX Laboratories, Inc.
(a) (b)
................. 60,018 30,810,841
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Insulet Corp.
(a)
........................... 40,735 $ 13,240,097
Intuitive Surgical, Inc.
(a)
..................... 99,907 55,182,632
STERIS PLC ............................ 149,434 36,642,711
Stryker Corp. ........................... 68,501 26,211,223
Zimmer Biomet Holdings, Inc. ................ 139,962 12,900,298
236,881,409
a
Health Care Providers & Services  —  2 .3%
Cardinal Health, Inc. ....................... 240,654 37,166,604
Cencora, Inc. ........................... 82,716 24,090,208
Centene Corp.
(a)
......................... 215,348 12,154,241
Cigna Group (The) ........................ 90,412 28,628,056
CVS Health Corp. ........................ 210,034 13,450,577
Elevance Health, Inc. ...................... 103,245 39,629,561
HCA Healthcare, Inc. ...................... 34,623 13,204,866
Humana, Inc. ........................... 53,537 12,481,081
Labcorp Holdings, Inc. ..................... 53,210 13,247,694
McKesson Corp. ......................... 38,150 27,449,306
Quest Diagnostics, Inc. ..................... 93,065 16,131,887
UnitedHealth Group, Inc. .................... 211,373 63,815,622
301,449,703
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 287,671 44,381,882
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 66,090 18,485,373
a
Hotels, Restaurants & Leisure  —  1 .7%
Booking Holdings, Inc. ..................... 10,193 56,254,454
Chipotle Mexican Grill, Inc.
(a)
................. 260,085 13,025,057
DoorDash, Inc. , Class A
(a)
................... 72,736 15,176,366
Flutter Entertainment PLC
(a)
.................. 110,320 27,877,864
Hilton Worldwide Holdings, Inc. ............... 52,738 13,102,229
McDonald's Corp. ........................ 197,033 61,838,807
Royal Caribbean Cruises Ltd. ................ 53,952 13,864,045
Starbucks Corp. .......................... 258,854 21,730,793
222,869,615
a
Household Durables  —  0 .1%
PulteGroup, Inc. ......................... 131,677 12,908,296
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 178,440 17,542,437
Clorox Co. (The) ......................... 160,899 21,219,360
Colgate-Palmolive Co. ..................... 145,128 13,488,196
Kimberly-Clark Corp. ...................... 94,869 13,638,368
Procter & Gamble Co. (The) ................. 752,615 127,861,762
193,750,123
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 308,539 45,771,761
Honeywell International, Inc. ................. 241,591 54,761,432
100,533,193
a
Industrial REITs  —  0 .1%
Prologis, Inc. ............................ 159,833 17,357,864
a
Insurance  —  2 .5%
Aflac, Inc. .............................. 127,469 13,198,140
Allstate Corp. (The) ....................... 83,456 17,514,911
Aon PLC , Class A ........................ 36,896 13,728,263
Arch Capital Group Ltd. .................... 141,674 13,464,697
Arthur J Gallagher & Co. .................... 62,497 21,713,958
Hartford Insurance Group, Inc. (The) ............ 426,305 55,351,441
Marsh & McLennan Companies, Inc. ............ 173,009 40,425,283

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
MetLife, Inc. ............................ 407,607 $ 32,029,758
Progressive Corp. (The) .................... 156,627 44,627,731
Prudential Financial, Inc. .................... 478,557 49,717,287
Travelers Companies, Inc. (The) ............... 52,547 14,487,208
Willis Towers Watson PLC ................... 43,686 13,828,803
330,087,480
a
Interactive Media & Services  —  6 .0%
Alphabet, Inc. , Class C , NVS ................. 2,695,728 465,956,585
Meta Platforms, Inc. , Class A ................. 523,214 338,775,833
804,732,418
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 170,597 54,048,541
Akamai Technologies, Inc.
(a)
.................. 172,290 13,081,980
Cloudflare, Inc. , Class A
(a) (b)
.................. 84,733 14,056,357
Gartner, Inc.
(a)
........................... 29,918 13,056,814
GoDaddy, Inc. , Class A
(a)
.................... 74,731 13,612,252
International Business Machines Corp. .......... 291,404 75,491,120
MongoDB, Inc. , Class A
(a)
................... 70,592 13,329,887
Okta, Inc. , Class A
(a)
....................... 106,245 10,961,297
Snowflake, Inc. , Class A
(a)
................... 74,145 15,249,402
Twilio, Inc. , Class A
(a)
...................... 113,478 13,356,361
236,244,011
a
Life Sciences Tools & Services  —  0 .8%
Agilent Technologies, Inc. ................... 120,246 13,457,932
Danaher Corp. .......................... 166,380 31,595,562
IQVIA Holdings, Inc.
(a)
...................... 92,064 12,919,341
Mettler-Toledo International, Inc.
(a)
............. 16,377 18,923,951
Waters Corp.
(a)
.......................... 45,401 15,855,845
West Pharmaceutical Services, Inc. ............ 61,955 13,063,212
105,815,843
a
Machinery  —  1 .8%
Caterpillar, Inc. .......................... 137,473 47,844,728
CNH Industrial N.V. ....................... 1,157,798 14,484,053
Cummins, Inc. ........................... 128,653 41,359,367
Deere & Co. ............................ 75,532 38,238,830
Fortive Corp. ............................ 215,897 15,153,810
Parker-Hannifin Corp. ...................... 34,180 22,719,446
Pentair PLC ............................ 294,085 29,167,350
Xylem, Inc. ............................. 200,666 25,291,943
234,259,527
a
Media  —  0 .2%
Comcast Corp. , Class A .................... 678,717 23,463,247
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 396,452 20,900,949
Nucor Corp. ............................ 116,021 12,688,057
Steel Dynamics, Inc. ....................... 99,040 12,188,853
45,777,859
a
Multi-Utilities  —  1 .1%
CMS Energy Corp. ........................ 227,138 15,951,902
Dominion Energy, Inc. ...................... 434,181 24,605,037
NiSource, Inc. ........................... 1,109,976 43,888,451
Public Service Enterprise Group, Inc. ........... 535,360 43,380,221
Sempra ............................... 170,597 13,407,218
141,232,829
a
Oil, Gas & Consumable Fuels  —  3 .1%
Cheniere Energy, Inc. ...................... 152,575 36,158,749
Chevron Corp. ........................... 407,845 55,752,412
ConocoPhillips .......................... 544,295 46,455,578
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. ................... 107,823 $ 14,507,585
EQT Corp. ............................. 290,942 16,039,633
Exxon Mobil Corp. ........................ 617,964 63,217,717
Hess Corp. ............................. 269,573 35,634,855
Kinder Morgan, Inc. ....................... 1,605,130 45,007,845
ONEOK, Inc. ............................ 428,983 34,678,986
Phillips 66 .............................. 110,355 12,523,085
Targa Resources Corp. ..................... 121,110 19,126,902
Williams Companies, Inc. (The) ............... 674,992 40,843,766
419,947,113
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 322,804 15,620,486
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 708,646 16,915,380
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 509,485 24,597,936
Eli Lilly & Co. ........................... 213,031 157,146,578
Johnson & Johnson ....................... 527,099 81,811,036
Merck & Co., Inc. ......................... 565,692 43,467,773
Pfizer, Inc. ............................. 1,083,389 25,448,807
Royalty Pharma PLC , Class A ................ 403,151 13,255,605
Zoetis, Inc. , Class A ....................... 262,586 44,279,877
390,007,612
a
Professional Services  —  1 .3%
Amentum Holdings, Inc.
(a)
................... 6,938 143,339
Automatic Data Processing, Inc. ............... 239,765 78,050,701
Broadridge Financial Solutions, Inc. ............ 157,211 38,175,547
Jacobs Solutions, Inc. ...................... 105,228 13,290,296
Leidos Holdings, Inc. ...................... 83,222 12,360,132
Paychex, Inc. ........................... 85,819 13,551,678
TransUnion ............................. 147,618 12,640,529
168,212,222
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 158,823 19,856,051
a
Semiconductors & Semiconductor Equipment  —  11 .4%
Advanced Micro Devices, Inc.
(a)
............... 433,444 47,995,254
Analog Devices, Inc. ....................... 200,347 42,870,251
Applied Materials, Inc. ..................... 339,679 53,244,683
Broadcom, Inc. .......................... 1,151,695 278,790,809
Intel Corp. ............................. 1,311,402 25,637,909
KLA Corp. .............................. 16,907 12,796,570
Lam Research Corp. ...................... 381,121 30,790,766
Marvell Technology, Inc. .................... 221,554 13,335,335
Micron Technology, Inc. ..................... 257,245 24,299,363
NVIDIA Corp. ........................... 6,386,855 863,055,716
NXP Semiconductors N.V. ................... 141,903 27,121,920
QUALCOMM, Inc. ........................ 214,814 31,190,993
Texas Instruments, Inc. ..................... 351,350 64,244,348
1,515,373,917
a
Software  —  11 .9%
Adobe, Inc.
(a) (b)
........................... 143,739 59,664,621
ANSYS, Inc.
(a)
........................... 99,404 32,884,831
AppLovin Corp. , Class A
(a)
................... 51,272 20,149,896
Atlassian Corp. , Class A
(a)
................... 62,484 12,973,553
Autodesk, Inc.
(a)
.......................... 143,584 42,518,094
Cadence Design Systems, Inc.
(a)
.............. 87,765 25,194,699
Crowdstrike Holdings, Inc. , Class A
(a)
............ 40,430 19,057,489
Dynatrace, Inc.
(a)
......................... 250,529 13,531,071
Fair Isaac Corp.
(a)
......................... 6,710 11,583,339

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a)
.......................... 20,819 $ 12,281,128
Intuit, Inc. .............................. 105,676 79,623,696
Microsoft Corp. .......................... 1,794,081 825,923,129
MicroStrategy, Inc. , Class A
(a) (b)
................ 61,146 22,566,543
Nutanix, Inc. , Class A
(a)
..................... 163,828 12,563,969
Oracle Corp. ............................ 411,357 68,091,924
Palantir Technologies, Inc. , Class A
(a)
........... 498,669 65,714,601
Palo Alto Networks, Inc.
(a) (b)
.................. 200,359 38,553,079
PTC, Inc.
(a)
............................. 77,089 12,975,620
Salesforce, Inc. .......................... 289,449 76,811,081
ServiceNow, Inc.
(a)
........................ 75,206 76,040,035
Synopsys, Inc.
(a)
......................... 52,197 24,218,364
Workday, Inc. , Class A
(a)
.................... 77,980 19,316,426
Zscaler, Inc.
(a)
........................... 52,968 14,603,278
1,586,840,466
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 242,495 52,051,552
Crown Castle, Inc. ........................ 377,704 37,902,597
Digital Realty Trust, Inc. .................... 217,675 37,335,616
Equinix, Inc. ............................ 61,310 54,493,554
Iron Mountain, Inc. ........................ 132,748 13,103,555
SBA Communications Corp. , Class A ............ 66,034 15,312,624
210,199,498
a
Specialty Retail  —  2 .0%
Best Buy Co., Inc. ........................ 200,398 13,282,379
Carvana Co. , Class A
(a)
..................... 44,122 14,434,954
Home Depot, Inc. (The) .................... 306,096 112,732,096
Lowe's Companies, Inc. .................... 195,813 44,200,868
O'Reilly Automotive, Inc.
(a)
................... 9,643 13,186,803
TJX Companies, Inc. (The) .................. 145,340 18,443,646
Tractor Supply Co. ........................ 504,223 24,404,393
Ulta Beauty, Inc.
(a)
........................ 32,187 15,174,883
Williams-Sonoma, Inc. ..................... 93,861 15,182,955
271,042,977
a
Technology Hardware, Storage & Peripherals  —  6 .2%
Apple, Inc. ............................. 3,789,695 761,160,241
Hewlett Packard Enterprise Co. ............... 907,947 15,689,324
HP, Inc. ............................... 460,503 11,466,525
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 201,169 $ 19,947,918
Western Digital Corp.
(a)
..................... 263,458 13,581,260
821,845,268
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 123,257 13,006,078
Lululemon Athletica, Inc.
(a)
................... 40,770 12,910,636
25,916,714
a
Trading Companies & Distributors  —  0 .6%
Ferguson Enterprises, Inc. ................... 104,885 19,124,731
United Rentals, Inc. ....................... 25,737 18,231,576
WW Grainger, Inc. ........................ 39,990 43,491,524
80,847,831
a
Water Utilities  —  0 .1%
Essential Utilities, Inc. ...................... 339,466 13,079,625
a
Total Long-Term Investments — 99.5%
(Cost: $ 10,917,182,951 ) .............................. 13,249,894,234
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 71,347,897 71,376,436
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 43,185,550 43,185,550
a
Total Short-Term Securities — 0.9%
(Cost: $ 114,552,176 ) ................................ 114,561,986
Total Investments — 100.4%
(Cost: $ 11,031,735,127 ) .............................. 13,364,456,220
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (52,559,469)
Net Assets — 100.0% ................................. $ 13,311,896,751
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 66,633,146  $ 4,754,749
(a)
$ —  $ (828) $ (10,631) $ 71,376,436  71,347,897  $ 101,401
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 41,297,684  1,887,866
(a)
—  —  —  43,185,550  43,185,550  1,004,262  —
BlackRock, Inc. .... 13,731,861  6,805,371  (4,294,766) 1,117,852  184,612  17,544,930  17,905  222,593  —
$ 1,117,024  $ 173,981
$ 132,106,916
$ 1,328,256  $ —

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 210 06/20/25 $ 62,118 $ 2,303,219
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,249,894,234 $ — $ — $ 13,249,894,234
Short-Term Securities
Money Market Funds ...................................... 114,561,986 — — 114,561,986
$ 13,364,456,220 $ — $ — $ 13,364,456,220
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,303,219 $ — $ — $ 2,303,219
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust